Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 15,072,129	$ 490,470	$ 16,049,286
Merger by share exchange	117,693,658	3,829,927	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,240,987	105,467	3,240,987
Exercised employee share options	2,943,447	95,784	2,362,951
Donations from shareholders	471,894	15,356	0
Treasury share transactions	38,404	1,250	816,186
Expired share options (Note 28)	646,447	21,036	645,903
Capital surplus deficit distributed as cash dividends	140,106,966	4,559,290	140,808,971
Changes in percentage of ownership interest in subsidiaries	117,537	3,825	1,451
Share of changes in capital surplus of associates accounted for using the equity method	18,329	596	10,706
Dividends that the claim period has elapsed and unclaimed by shareholders	6,043	197	5,183
Exercised disgorgement	326	10	0
Capital surplus offset deficit	142,235	4,628	17,340
Employee share options	1,425,171	46,377	1,442,132
Employee restricted stock awards	778,387	25,330	1,193,782
Others	154,731	5,035	230,943
Capital surplus for other purpose	2,358,289	76,742	2,866,857
Capital surplus	$ 142,607,490	$ 4,640,660	$ 143,693,168